Segment Information - Summary of Segment Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of operating segments [line items]
Sales revenue	¥ 16,907,725	¥ 14,552,696	¥ 13,170,519
Segment profit (loss)	780,769	871,232	660,208
Share of profit of investments accounted for using the equity method	117,445	202,512	272,734
Segment assets	24,670,067	23,973,153	21,921,030
Investments accounted for using the equity method	915,946	967,404	891,002
Depreciation and amortization	1,596,876	1,476,908	1,425,118
Capital expenditures	2,233,521	2,503,820	2,567,104
Impairment losses on non-financial assets	34,789	15,224	4,763
Provision (reversal) for credit and lease residual losses on receivables from financial services	27,018	9,282	(5,038)
External customers [member]
Disclosure of operating segments [line items]
Sales revenue	16,907,725	14,552,696	13,170,519
Intersegment [member]
Disclosure of operating segments [line items]
Sales revenue
Operating segments [member]
Disclosure of operating segments [line items]
Sales revenue	17,123,276	14,790,927	13,415,264
Segment profit (loss)	780,769	871,232	660,208
Share of profit of investments accounted for using the equity method	117,445	202,512	272,734
Segment assets	23,340,223	22,806,359	21,404,980
Investments accounted for using the equity method	915,946	967,404	891,002
Depreciation and amortization	1,596,876	1,476,908	1,425,118
Capital expenditures	2,233,521	2,503,820	2,567,104
Impairment losses on non-financial assets	34,789	15,224	4,763
Provision (reversal) for credit and lease residual losses on receivables from financial services	27,018	9,282	(5,038)
Operating segments [member] | External customers [member]
Disclosure of operating segments [line items]
Sales revenue	16,907,725	14,552,696	13,170,519
Operating segments [member] | Intersegment [member]
Disclosure of operating segments [line items]
Sales revenue	215,551	238,231	244,745
Operating segments [member] | Motorcycle business [member]
Disclosure of operating segments [line items]
Sales revenue	2,908,983	2,185,253	1,787,283
Segment profit (loss)	488,709	311,492	224,608
Share of profit of investments accounted for using the equity method	49,119	33,510	18,164
Segment assets	1,580,521	1,448,926	1,555,057
Investments accounted for using the equity method	110,665	104,535	88,476
Depreciation and amortization	65,746	65,423	68,258
Capital expenditures	59,101	49,203	48,800
Impairment losses on non-financial assets	4,662	(23)	726
Provision (reversal) for credit and lease residual losses on receivables from financial services
Operating segments [member] | Motorcycle business [member] | External customers [member]
Disclosure of operating segments [line items]
Sales revenue	2,908,983	2,185,253	1,787,283
Operating segments [member] | Motorcycle business [member] | Intersegment [member]
Disclosure of operating segments [line items]
Sales revenue
Operating segments [member] | Automobile business [member]
Disclosure of operating segments [line items]
Sales revenue	10,781,717	9,360,593	8,779,349
Segment profit (loss)	(16,629)	236,207	90,255
Share of profit of investments accounted for using the equity method	66,973	168,415	254,079
Segment assets	10,082,519	9,563,553	8,643,109
Investments accounted for using the equity method	795,973	855,309	796,036
Depreciation and amortization	600,617	510,755	515,241
Capital expenditures	613,351	410,169	500,431
Impairment losses on non-financial assets	24,777	13,097	19,999
Provision (reversal) for credit and lease residual losses on receivables from financial services
Operating segments [member] | Automobile business [member] | External customers [member]
Disclosure of operating segments [line items]
Sales revenue	10,593,519	9,147,498	8,567,205
Operating segments [member] | Automobile business [member] | Intersegment [member]
Disclosure of operating segments [line items]
Sales revenue	188,198	213,095	212,144
Operating segments [member] | Financial services business [member]
Disclosure of operating segments [line items]
Sales revenue	2,956,144	2,823,323	2,506,788
Segment profit (loss)	285,857	333,032	356,980
Share of profit of investments accounted for using the equity method
Segment assets	11,197,017	11,318,756	10,832,645
Investments accounted for using the equity method
Depreciation and amortization	908,942	883,712	825,975
Capital expenditures	1,546,683	2,028,700	2,006,264
Impairment losses on non-financial assets	5,259	1,874	(16,319)
Provision (reversal) for credit and lease residual losses on receivables from financial services	27,018	9,282	(5,038)
Operating segments [member] | Financial services business [member] | External customers [member]
Disclosure of operating segments [line items]
Sales revenue	2,954,098	2,820,667	2,494,294
Operating segments [member] | Financial services business [member] | Intersegment [member]
Disclosure of operating segments [line items]
Sales revenue	2,046	2,656	12,494
Operating segments [member] | Power products and other businesses
Disclosure of operating segments [line items]
Sales revenue	476,432	421,758	341,844
Segment profit (loss)	22,832	(9,499)	(11,635)
Share of profit of investments accounted for using the equity method	1,353	587	491
Segment assets	480,166	475,124	374,169
Investments accounted for using the equity method	9,308	7,560	6,490
Depreciation and amortization	21,571	17,018	15,644
Capital expenditures	14,386	15,748	11,609
Impairment losses on non-financial assets	91	276	357
Provision (reversal) for credit and lease residual losses on receivables from financial services
Operating segments [member] | Power products and other businesses | External customers [member]
Disclosure of operating segments [line items]
Sales revenue	451,125	399,278	321,737
Operating segments [member] | Power products and other businesses | Intersegment [member]
Disclosure of operating segments [line items]
Sales revenue	25,307	22,480	20,107
Reconciling items [member]
Disclosure of operating segments [line items]
Sales revenue	(215,551)	(238,231)	(244,745)
Segment profit (loss)
Share of profit of investments accounted for using the equity method
Segment assets	1,329,844	1,166,794	516,050
Investments accounted for using the equity method
Depreciation and amortization
Capital expenditures
Impairment losses on non-financial assets
Provision (reversal) for credit and lease residual losses on receivables from financial services
Reconciling items [member] | External customers [member]
Disclosure of operating segments [line items]
Sales revenue
Reconciling items [member] | Intersegment [member]
Disclosure of operating segments [line items]
Sales revenue	¥ (215,551)	¥ (238,231)	¥ (244,745)